Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
[DeferredRevenueAbstract]
Deferred revenue	$ 86	$ 590
Deferred revenue related party	$ 0	$ 142